Commitments and Contingencies (Details) - Evolv Technologies Holdings, Inc. - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payment	$ 700,000		$ 700,000
Rent expense	300,000	$ 100,000	200,000	$ 400,000	$ 400,000	$ 400,000
Indemnification liability	0		0		$ 0	$ 0
Total future minimum lease payments	$ 3,432,000		$ 3,432,000